Calvert
International Responsible Index Fund
December 31, 2025
Schedule of Investments (Unaudited)

Common Stocks — 99.1%

Security	Shares	Value
Australia — 4.9%
ANZ Group Holdings Ltd.	171,484	$ 4,146,072
APA Group	83,617	499,629
ASX Ltd.	12,187	417,310
BlueScope Steel Ltd.	64,170	1,024,637
Brambles Ltd.	94,928	1,449,580
CAR Group Ltd.	24,284	497,367
Cochlear Ltd.	4,040	701,422
Coles Group Ltd.	89,551	1,279,976
Commonwealth Bank of Australia(1)	93,150	9,942,740
Computershare Ltd.	27,646	626,557
CSL Ltd.	30,303	3,487,313
Evolution Mining Ltd.	290,106	2,427,821
Fortescue Ltd.	219,432	3,208,644
Goodman Group	120,198	2,473,454
Insurance Australia Group Ltd.	135,051	716,744
JB Hi-Fi Ltd.	6,918	442,836
Macquarie Group Ltd.	21,774	2,942,323
Medibank Pvt Ltd.	169,618	541,312
National Australia Bank Ltd.(1)	177,415	4,988,331
Northern Star Resources Ltd.	176,315	3,102,729
Pro Medicus Ltd.	3,214	472,018
Qantas Airways Ltd.	37,771	260,948
QBE Insurance Group Ltd.	82,388	1,090,771
REA Group Ltd.(1)	3,413	416,062
Reece Ltd.(1)	13,514	120,292
Scentre Group	306,402	856,512
SGH Ltd.(1)	15,057	464,720
Sonic Healthcare Ltd.	28,021	421,911
South32 Ltd.	636,645	1,507,006
Stockland	140,481	535,613
Suncorp Group Ltd.	63,389	744,129
Technology One Ltd.	19,211	356,296
Telstra Group Ltd.	213,063	691,296
Transurban Group	195,729	1,852,300
Vicinity Ltd.	215,492	366,875
Wesfarmers Ltd.	62,747	3,380,371
Westpac Banking Corp.(1)	194,692	4,996,092
WiseTech Global Ltd.	11,064	503,019
Woolworths Group Ltd.	83,568	1,635,008
		$65,588,036
Austria — 0.3%
ANDRITZ AG	4,246	$331,097
BAWAG Group AG(2)	3,368	507,268
Erste Group Bank AG	15,845	1,899,964
OMV AG	20,549	1,143,499
Verbund AG	3,096	224,804
		$4,106,632
Security	Shares	Value
Belgium — 0.7%
Ackermans & van Haaren NV	818	$ 222,102
Ageas SA	7,568	530,221
Anheuser-Busch InBev SA	55,838	3,583,738
D'ieteren Group	906	163,190
Elia Group SA	2,918	375,496
Groupe Bruxelles Lambert NV	3,264	290,249
KBC Ancora	2,000	171,807
KBC Group NV	10,776	1,403,423
Lotus Bakeries NV	28	257,729
Sofina SA	844	244,066
Syensqo SA(1)	3,087	247,263
UCB SA	5,867	1,634,701
Warehouses De Pauw CVA	8,082	209,594
		$9,333,579
Canada — 10.6%
Agnico Eagle Mines Ltd.	35,733	$6,059,679
Alamos Gold, Inc., Class A	61,865	2,388,871
Alimentation Couche-Tard, Inc.	53,643	2,929,641
AltaGas Ltd.	41,341	1,260,516
Bank of Montreal	43,355	5,630,417
Bank of Nova Scotia	74,800	5,516,742
BCE, Inc.	20,902	498,584
Brookfield Asset Management Ltd., Class A(1)	20,958	1,097,869
Brookfield Corp.	123,377	5,664,798
CAE, Inc.(1)(3)	20,489	623,082
Cameco Corp.	43,059	3,942,774
Canadian Imperial Bank of Commerce	53,562	4,855,721
Canadian National Railway Co.	37,477	3,706,606
Canadian Pacific Kansas City Ltd.	56,713	4,175,330
Canadian Tire Corp. Ltd., Class A(1)	2,404	304,653
CCL Industries, Inc., Class B	10,684	674,877
Celestica, Inc.(3)	7,262	2,148,151
CGI, Inc.	12,196	1,126,523
Constellation Software, Inc.	1,200	2,886,365
Definity Financial Corp.	5,807	321,246
Descartes Systems Group, Inc.(3)	5,698	499,870
Dollarama, Inc.	16,189	2,419,592
Element Fleet Management Corp.	22,491	590,726
Emera, Inc.(1)	19,211	946,728
Empire Co. Ltd., Class A	11,152	387,726
FirstService Corp.	2,767	430,306
Fortis, Inc.	31,815	1,654,088
George Weston Ltd.	12,360	852,696
GFL Environmental, Inc.	13,320	572,181
Gildan Activewear, Inc.	9,372	585,788
Great-West Lifeco, Inc.	14,748	727,327
Hydro One Ltd.(2)	19,532	777,552
iA Financial Corp., Inc.	5,434	704,039
IGM Financial, Inc.	4,844	218,140
Intact Financial Corp.	10,553	2,196,866

Calvert
International Responsible Index Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Canada (continued)
Ivanhoe Mines Ltd., Class A(1)(3)	114,044	$ 1,297,021
Kinross Gold Corp.	127,574	3,593,320
Loblaw Cos. Ltd.	39,385	1,780,510
Lundin Gold, Inc.	14,592	1,212,182
Lundin Mining Corp.	100,195	2,153,475
Magna International, Inc.	15,676	835,680
Manulife Financial Corp.	100,055	3,633,195
Metro, Inc.	15,656	1,126,849
National Bank of Canada	23,683	2,978,342
Nutrien Ltd.(1)	34,493	2,129,064
Open Text Corp.	14,132	460,239
Power Corp. of Canada(1)	31,305	1,663,837
Quebecor, Inc., Class B	8,093	304,840
RB Global, Inc.(1)	12,064	1,242,041
Rogers Communications, Inc., Class B	24,741	933,905
Royal Bank of Canada	74,309	12,668,072
Saputo, Inc.	17,192	517,432
Shopify, Inc., Class A(3)	65,983	10,621,284
Stantec, Inc.	7,224	681,689
Sun Life Financial, Inc.	33,519	2,092,389
Teck Resources Ltd., Class B	68,994	3,303,046
TELUS Corp.	31,329	412,911
TFI International, Inc.(1)	4,432	458,102
Thomson Reuters Corp.	7,773	1,025,772
TMX Group Ltd.	17,677	672,667
Toromont Industries Ltd.	5,205	629,697
Toronto-Dominion Bank	98,101	9,245,816
Waste Connections, Inc.(1)	16,628	2,916,245
WSP Global, Inc.	8,434	1,527,098
		$141,492,790
Denmark — 1.5%
AP Moller - Maersk AS, Class B	309	$709,016
Carlsberg AS, Class B	5,390	705,462
Coloplast AS, Class B	6,785	581,713
Danske Bank AS	29,701	1,483,157
Demant AS(3)	4,371	147,279
DSV AS	9,403	2,368,205
Genmab AS(3)	2,971	920,962
Jyske Bank AS	1,791	245,115
Novo Nordisk AS, Class B	161,552	8,193,668
Novonesis (Novozymes), Class B	19,866	1,271,037
Orsted AS(2)(3)	23,447	447,588
Pandora AS	4,031	445,772
Rockwool AS, Class B	4,652	163,443
Tryg AS	13,057	341,459
Vestas Wind Systems AS	56,193	1,519,863
		$19,543,739
Finland — 1.0%
Amer Sports, Inc.(3)	7,057	$263,579
Security	Shares	Value
Finland (continued)
Elisa OYJ	6,281	$ 278,347
Fortum OYJ	17,715	376,194
Kesko OYJ, Class B	12,088	272,757
Kone OYJ, Class B	17,165	1,216,019
Konecranes OYJ	3,971	434,846
Metso OYJ	34,420	598,879
Neste OYJ	60,717	1,373,607
Nokia OYJ	245,975	1,585,818
Nordea Bank Abp	147,082	2,766,972
Orion OYJ, Class B	4,894	365,130
Sampo OYJ, Class A	106,630	1,290,096
Stora Enso OYJ, Class R(1)	33,759	421,503
UPM-Kymmene OYJ	29,412	850,283
Valmet OYJ(1)	7,840	259,094
Wartsila OYJ Abp	24,717	875,096
		$13,228,220
France — 7.7%
Accor SA	12,638	$712,485
Air Liquide SA	33,931	6,377,464
Alstom SA(3)	21,480	633,701
Amundi SA(2)	2,334	192,905
Arkema SA	3,932	239,630
AXA SA	82,957	3,980,360
Ayvens SA(2)	13,428	179,734
BioMerieux	2,430	314,429
BNP Paribas SA	49,442	4,677,558
Bouygues SA	8,959	465,737
Bureau Veritas SA	16,148	513,714
Capgemini SE	7,893	1,310,618
Carrefour SA	35,457	591,620
Cie de Saint-Gobain SA	43,855	4,459,697
Cie Generale des Etablissements Michelin SCA	34,763	1,152,261
Covivio SA	2,495	165,619
Credit Agricole SA	54,445	1,120,906
Danone SA	37,883	3,417,009
Dassault Systemes SE	34,329	959,092
Edenred SE	15,482	342,244
Eiffage SA	3,806	545,321
Elis SA	12,454	353,388
Engie SA	90,483	2,376,928
EssilorLuxottica SA	16,647	5,263,745
Eurofins Scientific SE	6,651	486,377
Gecina SA	2,588	245,789
Getlink SE	12,115	223,631
Hermes International SCA	1,697	4,213,395
Ipsen SA	1,880	262,315
Kering SA	3,552	1,241,203
Klepierre SA	11,318	447,800
Legrand SA	15,055	2,238,116
L'Oreal SA	11,678	5,013,548

Calvert
International Responsible Index Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
France (continued)
LVMH Moet Hennessy Louis Vuitton SE	12,275	$ 9,252,105
Orange SA	104,702	1,747,116
Pernod Ricard SA	11,723	1,003,797
Publicis Groupe SA	11,819	1,227,375
Renault SA	9,165	379,360
Rexel SA	14,220	557,739
Safran SA	20,379	7,098,349
Sanofi SA	60,731	5,876,037
Sartorius Stedim Biotech	1,493	366,713
Schneider Electric SE	32,952	9,014,851
SCOR SE	7,381	248,464
SEB SA(1)	1,385	79,826
Societe Generale SA	36,061	2,903,054
Sodexo SA(1)	4,875	249,776
SPIE SA	6,633	382,402
Technip Energies NV	7,104	270,533
Teleperformance SE	3,016	218,268
Thales SA	5,453	1,471,033
Unibail-Rodamco-Westfield(3)	6,147	668,467
Veolia Environnement SA	38,742	1,348,124
Vinci SA	26,692	3,755,113
		$102,836,841
Germany — 7.3%
adidas AG	8,483	$1,678,667
Allianz SE	20,243	9,359,902
Aumovio SE(3)	3,007	150,988
Bayerische Motoren Werke AG	18,044	1,956,607
Bechtle AG	4,581	233,330
Beiersdorf AG	4,879	535,798
BioNTech SE ADR(3)	3,223	306,830
Brenntag SE	8,674	503,474
Carl Zeiss Meditec AG	1,767	82,121
Commerzbank AG	35,513	1,498,813
Continental AG	6,015	477,368
CTS Eventim AG & Co. KGaA	3,411	312,251
Daimler Truck Holding AG	30,393	1,316,397
Deutsche Boerse AG	9,579	2,517,565
Deutsche Lufthansa AG	32,660	320,850
Deutsche Post AG	52,344	2,854,093
Deutsche Telekom AG	192,315	6,260,056
E.ON SE	127,910	2,421,966
Evonik Industries AG	13,617	212,508
Fraport AG Frankfurt Airport Services Worldwide(3)	1,989	162,646
Fresenius SE & Co. KGaA	24,097	1,380,560
FUCHS SE, PFC Shares	5,354	238,449
GEA Group AG	10,237	691,839
Hannover Rueck SE	3,264	1,015,695
Heidelberg Materials AG	13,413	3,477,412
Hella GmbH & Co. KGaA	1,500	145,188
Henkel AG & Co. KGaA	14,956	1,138,244
Security	Shares	Value
Germany (continued)
HOCHTIEF AG	889	$ 348,027
Infineon Technologies AG	70,101	3,058,572
KION Group AG	3,748	296,156
Knorr-Bremse AG	4,685	519,765
LEG Immobilien SE	5,135	374,526
Mercedes-Benz Group AG	44,046	3,053,361
Merck KGaA	7,571	1,080,557
MTU Aero Engines AG	3,371	1,397,374
Muenchener Rueckversicherungs-Gesellschaft AG	6,988	4,598,707
Nemetschek SE	3,640	393,812
Qiagen NV	12,774	574,447
SAP SE	58,489	14,210,986
Scout24 SE(2)	4,026	404,371
Siemens AG	43,241	12,110,782
Siemens Energy AG(3)	47,034	6,598,332
Siemens Healthineers AG(2)	18,865	988,858
Symrise AG	9,207	745,965
Talanx AG	3,112	413,395
thyssenkrupp AG	76,129	818,432
Tkms AG& Co. KGaA(3)	2,406	186,900
Volkswagen AG	12,502	1,526,823
Vonovia SE	47,896	1,378,416
Zalando SE(2)(3)	11,463	338,239
		$96,666,420
Hong Kong — 1.4%
AIA Group Ltd.	556,983	$5,733,078
BOC Hong Kong Holdings Ltd.	192,850	978,711
Chow Tai Fook Jewellery Group Ltd.(1)	128,000	204,499
CK Infrastructure Holdings Ltd.	31,500	233,422
CLP Holdings Ltd.	91,000	813,986
Hang Seng Bank Ltd.	41,079	810,389
Henderson Land Development Co. Ltd.(1)	71,355	258,397
HKT Trust & HKT Ltd.	171,000	253,210
Hong Kong & China Gas Co. Ltd.	607,000	547,196
Hong Kong Exchanges & Clearing Ltd.	63,599	3,327,585
Hongkong Land Holdings Ltd.	62,000	430,697
Lenovo Group Ltd.(1)	325,000	386,488
Link REIT	147,900	660,376
MTR Corp. Ltd.(1)	103,876	397,838
Power Assets Holdings Ltd.	76,500	542,248
Sino Land Co. Ltd.	178,000	234,221
Sun Hung Kai Properties Ltd.	82,301	1,002,121
Swire Pacific Ltd., Class A	24,393	196,640
Swire Properties Ltd.	72,600	196,052
Techtronic Industries Co. Ltd.	69,493	799,387
WH Group Ltd.(2)	535,041	596,043
Wharf Holdings Ltd.(1)	63,779	178,153
Wharf Real Estate Investment Co. Ltd.	88,000	278,131
		$19,058,868

Calvert
International Responsible Index Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Ireland — 0.8%
AIB Group PLC	99,849	$ 1,067,420
Bank of Ireland Group PLC	46,154	882,709
DCC PLC	13,187	821,533
Experian PLC	56,580	2,550,997
ICON PLC(3)	3,631	661,641
James Hardie Industries PLC, CDI(3)	82,908	1,702,031
Kerry Group PLC, Class A	8,191	748,515
Kingspan Group PLC	21,562	1,857,975
		$10,292,821
Israel — 0.7%
Bank Hapoalim BM	110,292	$2,494,480
Check Point Software Technologies Ltd.(3)	7,238	1,343,083
CyberArk Software Ltd.(3)	4,720	2,105,403
Mizrahi Tefahot Bank Ltd.	13,582	948,936
Monday.com Ltd.(3)	3,440	507,606
Nice Ltd.(3)	5,338	603,391
Nova Ltd.(3)	3,356	1,102,077
Wix.com Ltd.(3)	4,522	469,791
		$9,574,767
Italy — 2.5%
A2A SpA	77,405	$209,449
Banca Generali SpA	3,139	209,540
Banca Mediolanum SpA	12,598	286,057
Banca Monte dei Paschi di Siena SpA	130,066	1,384,838
Banco BPM SpA	57,759	877,066
BPER Banca SpA	74,228	1,003,004
Brunello Cucinelli SpA(1)	1,844	211,502
DiaSorin SpA	1,327	106,501
Enel SpA	418,574	4,352,053
Ferrari NV	7,337	2,726,533
FinecoBank Banca Fineco SpA	29,334	760,031
Generali	45,359	1,895,481
Hera SpA	48,247	227,502
Infrastrutture Wireless Italiane SpA(1)(2)	13,855	128,217
Intesa Sanpaolo SpA	720,509	4,978,790
Italgas SpA	34,422	383,929
Moncler SpA	10,546	674,102
Nexi SpA(1)(2)	17,387	85,699
Pirelli & C SpA(2)	25,026	170,895
Poste Italiane SpA(2)	24,252	608,819
PRADA SpA	34,400	199,283
Prysmian SpA	16,954	1,691,285
Recordati Industria Chimica e Farmaceutica SpA	5,926	336,412
Reply SpA	1,181	158,129
Ryanair Holdings PLC	41,176	1,419,649
Snam SpA	119,726	795,564
Telecom Italia SpA(1)(3)	1,017,503	611,268
Terna - Rete Elettrica Nazionale	81,035	862,107
UniCredit SpA	73,779	6,110,870
Security	Shares	Value
Italy (continued)
Unipol Assicurazioni SpA	17,386	$ 417,119
		$ 33,881,694
Japan — 15.8%
Advantest Corp.	40,300	$ 5,095,847
Aeon Co. Ltd.	100,137	1,581,875
AGC, Inc.	28,155	933,725
Aisin Corp.	26,300	492,763
Ajinomoto Co., Inc.	56,316	1,190,520
ANA Holdings, Inc.	9,256	175,787
Asahi Group Holdings Ltd.	98,700	1,034,554
Asahi Kasei Corp.	77,100	685,323
Asics Corp.	35,900	861,832
Astellas Pharma, Inc.	98,271	1,307,939
Bandai Namco Holdings, Inc.	31,325	833,749
BayCurrent, Inc.	8,500	352,441
Bridgestone Corp.	63,200	1,421,954
Canon, Inc.	46,468	1,374,922
Capcom Co. Ltd.	19,000	441,351
Central Japan Railway Co.	36,835	1,020,329
Chiba Bank Ltd.	26,800	299,097
Chugai Pharmaceutical Co. Ltd.	36,056	1,891,554
Dai Nippon Printing Co. Ltd.	23,358	402,084
Daifuku Co. Ltd.	18,100	569,710
Dai-ichi Life Holdings, Inc.	182,676	1,518,140
Daiichi Sankyo Co. Ltd.	100,339	2,130,652
Daikin Industries Ltd.	16,000	2,046,269
Daito Trust Construction Co. Ltd.	18,000	342,755
Daiwa House Industry Co. Ltd.	31,292	1,039,483
Daiwa Securities Group, Inc.	62,800	550,366
Denso Corp.	94,288	1,302,316
Disco Corp.	5,400	1,645,175
East Japan Railway Co.	50,978	1,343,621
Ebara Corp.	27,000	636,384
Eisai Co. Ltd.	14,425	428,290
FANUC Corp.	58,255	2,267,036
Fast Retailing Co. Ltd.	9,626	3,490,275
Fuji Electric Co. Ltd.	8,600	652,181
FUJIFILM Holdings Corp.	59,800	1,268,861
Fujikura Ltd.	13,400	1,485,999
Fujitsu Ltd.	91,280	2,508,639
Hankyu Hanshin Holdings, Inc.	14,200	357,140
Hikari Tsushin, Inc.	900	252,179
Hitachi Construction Machinery Co. Ltd.	5,500	162,578
HOYA Corp.	19,387	2,940,418
Hulic Co. Ltd.	19,900	217,729
IHI Corp.	57,300	1,007,367
Isuzu Motors Ltd.(1)	30,900	482,260
ITOCHU Corp.	323,500	4,088,008
Japan Airlines Co. Ltd.	7,300	135,384
Japan Exchange Group, Inc.	45,900	489,916

Calvert
International Responsible Index Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
Japan Post Bank Co. Ltd.	93,900	$ 1,321,837
Kajima Corp.	22,000	820,325
Kao Corp.	22,063	880,569
Kawasaki Heavy Industries Ltd.	8,900	590,217
KDDI Corp.	155,536	2,691,971
Keyence Corp.	12,000	4,340,697
Kikkoman Corp.(1)	35,745	324,586
Kirin Holdings Co. Ltd.	50,100	749,947
Komatsu Ltd.	55,746	1,768,957
Kubota Corp.	60,294	854,406
Kyocera Corp.	69,800	978,505
Kyowa Kirin Co. Ltd.	12,806	206,109
Lasertec Corp.(1)	4,300	819,333
LY Corp.	151,700	403,666
M3, Inc.(1)	24,900	334,975
Makita Corp.	11,792	357,403
Marubeni Corp.	82,300	2,292,053
MatsukiyoCocokara & Co.	15,900	275,173
MEIJI Holdings Co. Ltd.	13,642	303,198
Mitsubishi Chemical Group Corp.	65,060	380,837
Mitsubishi Electric Corp.	115,807	3,376,566
Mitsubishi Estate Co. Ltd.	58,308	1,416,599
Mitsubishi HC Capital, Inc.(1)	43,000	359,705
Mitsubishi Heavy Industries Ltd.	197,500	4,821,456
Mitsubishi UFJ Financial Group, Inc.(4)	648,257	10,288,533
Mitsui Fudosan Co. Ltd.	140,700	1,598,953
Mizuho Financial Group, Inc.	126,958	4,633,276
MonotaRO Co. Ltd.	16,000	254,771
MS&AD Insurance Group Holdings, Inc.	66,800	1,568,264
Murata Manufacturing Co. Ltd.	103,359	2,136,218
NEC Corp.	70,300	2,378,635
Nintendo Co. Ltd.	58,090	3,921,918
Nippon Building Fund, Inc.(1)	410	373,687
Nippon Paint Holdings Co. Ltd.	49,345	330,401
Nippon Sanso Holdings Corp.	11,100	331,602
Nissin Foods Holdings Co. Ltd.	13,497	250,885
Nitori Holdings Co. Ltd.(1)	22,340	389,926
Nitto Denko Corp.	40,330	960,245
Nomura Holdings, Inc.	147,300	1,227,078
Nomura Research Institute Ltd.	21,300	810,563
NTT, Inc.	1,665,000	1,680,802
Obayashi Corp.	32,400	678,064
Olympus Corp.	61,000	773,434
Oracle Corp. Japan	2,126	178,688
Oriental Land Co. Ltd.(1)	61,985	1,146,721
ORIX Corp.	62,667	1,832,839
Osaka Gas Co. Ltd.	20,800	722,735
Otsuka Corp.	13,176	271,499
Otsuka Holdings Co. Ltd.	25,820	1,460,359
Pan Pacific International Holdings Corp.	104,000	619,518
Panasonic Holdings Corp.	116,800	1,514,199
Security	Shares	Value
Japan (continued)
Rakuten Group, Inc.(3)	80,400	$ 515,201
Recruit Holdings Co. Ltd.	79,779	4,482,906
Renesas Electronics Corp.(3)	90,500	1,239,565
Resona Holdings, Inc.	108,133	1,029,179
Ryohin Keikaku Co. Ltd.	28,800	508,535
Sanrio Co. Ltd.	9,500	297,257
Sanwa Holdings Corp.	10,000	260,382
SBI Holdings, Inc.	28,800	620,640
SCREEN Holdings Co. Ltd.(1)	4,600	448,060
SECOM Co. Ltd.	23,400	831,500
Seibu Holdings, Inc.	12,500	343,457
Sekisui Chemical Co. Ltd.	19,172	322,420
Sekisui House Ltd.	35,570	793,682
Seven & i Holdings Co. Ltd.	121,900	1,751,338
Shimadzu Corp.	15,026	400,016
Shin-Etsu Chemical Co. Ltd.	100,485	3,121,179
Shionogi & Co. Ltd.	38,862	703,395
Shiseido Co. Ltd.	22,197	323,031
Shizuoka Financial Group, Inc.	24,800	385,063
SMC Corp.	3,332	1,152,874
SoftBank Corp.	1,597,400	2,193,163
SoftBank Group Corp.	199,560	5,598,319
Sompo Holdings, Inc.	43,511	1,476,859
Sony Financial Group, Inc.(3)	337,700	359,803
Sony Group Corp.	331,500	8,503,297
Square Enix Holdings Co. Ltd.	14,700	268,144
Subaru Corp.	28,500	613,640
Sumitomo Electric Industries Ltd.	39,573	1,593,892
Sumitomo Mitsui Financial Group, Inc.	199,659	6,421,316
Sumitomo Mitsui Trust Group, Inc.	33,132	1,009,693
Suntory Beverage & Food Ltd.	8,300	249,610
Sysmex Corp.	25,678	252,163
T&D Holdings, Inc.	26,419	609,834
Takeda Pharmaceutical Co. Ltd.	88,552	2,750,890
TDK Corp.	105,410	1,491,314
Terumo Corp.	76,192	1,107,464
TIS, Inc.	9,200	309,079
Tokio Marine Holdings, Inc.	91,500	3,382,398
Tokyo Electron Ltd.	24,278	5,407,372
Tokyo Gas Co. Ltd.	15,900	630,347
Tokyu Corp.	28,932	338,114
TOPPAN Holdings, Inc.	14,500	431,037
Toray Industries, Inc.	88,250	575,371
Toyo Suisan Kaisha Ltd.	5,400	370,449
Toyota Industries Corp.	8,075	915,434
Toyota Motor Corp.	503,915	10,822,629
Trend Micro, Inc.	6,993	290,435
Unicharm Corp.	57,106	326,253
West Japan Railway Co.(1)	24,820	494,542
Yakult Honsha Co. Ltd.	14,572	227,753
Yamaha Motor Co. Ltd.	50,175	372,112

Calvert
International Responsible Index Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
Yaskawa Electric Corp.	11,900	$ 361,776
Yokogawa Electric Corp.	13,300	426,538
Yokohama Financial Group, Inc.	61,900	511,728
Zensho Holdings Co. Ltd.	6,300	361,012
ZOZO, Inc.	19,200	158,339
		$ 210,501,479
Netherlands — 4.6%
ABN AMRO Bank NV(2)	31,876	$ 1,113,712
Adyen NV(2)(3)	1,662	2,680,099
Aegon Ltd.	66,078	513,842
AerCap Holdings NV	9,263	1,331,649
Akzo Nobel NV	10,392	723,080
Argenx SE(3)(5)	3,617	3,051,096
ASM International NV	2,600	1,574,026
ASML Holding NV	19,610	21,130,170
ASR Nederland NV	9,211	655,370
BE Semiconductor Industries NV	4,086	638,789
CTP NV(2)	7,649	160,280
Euronext NV(2)	4,875	732,312
Ferrovial SE	27,820	1,802,476
IMCD NV	4,500	408,431
ING Groep NV, Series N	160,436	4,509,572
JDE Peet's NV	8,566	320,350
Koninklijke Ahold Delhaize NV	60,586	2,484,443
Koninklijke KPN NV	220,948	1,032,427
Koninklijke Vopak NV	7,867	350,550
Magnum Ice Cream Co. NV(3)	26,962	427,944
Nebius Group NV(1)(3)	11,033	923,517
NN Group NV	13,757	1,061,279
NXP Semiconductors NV	14,106	3,061,848
Prosus NV	70,225	4,348,259
Randstad NV(1)	6,100	231,587
Stellantis NV	119,179	1,305,093
STMicroelectronics NV	33,516	875,944
Universal Music Group NV	67,911	1,770,428
Wolters Kluwer NV	13,836	1,433,083
		$60,651,656
New Zealand — 0.1%
Auckland International Airport Ltd.	74,460	$356,819
Fisher & Paykel Healthcare Corp. Ltd.	26,716	580,457
Meridian Energy Ltd.(1)	60,330	194,853
Xero Ltd.(3)	7,485	567,017
		$1,699,146
Norway — 0.6%
DNB Bank ASA	51,807	$1,443,383
Gjensidige Forsikring ASA	12,137	362,754
Kongsberg Gruppen ASA	28,814	738,366
Mowi ASA	28,773	692,132
Security	Shares	Value
Norway (continued)
Norsk Hydro ASA	185,435	$ 1,431,404
Orkla ASA	50,978	567,677
Salmar ASA	5,001	305,652
SpareBank 1 Sor-Norge ASA	14,088	276,831
Storebrand ASA	27,289	466,390
Telenor ASA	36,586	532,123
Vend Marketplaces ASA, Class B	11,064	306,809
Yara International ASA	11,885	486,358
		$7,609,879
Portugal — 0.1%
Banco Comercial Portugues SA, Class R	543,542	$572,163
EDP SA	177,508	817,564
Jeronimo Martins SGPS SA	19,321	459,769
		$1,849,496
Singapore — 1.2%
CapitaLand Ascendas REIT	205,000	$450,707
CapitaLand Integrated Commercial Trust	327,180	607,261
CapitaLand Investment Ltd.	128,100	269,590
DBS Group Holdings Ltd.	116,971	5,123,870
Grab Holdings Ltd., Class A(3)	136,822	682,742
Keppel Ltd.	81,100	652,017
Oversea-Chinese Banking Corp. Ltd.	187,971	2,887,840
Singapore Airlines Ltd.	89,956	446,628
Singapore Exchange Ltd.	42,800	563,416
Singapore Technologies Engineering Ltd.	104,500	682,813
Singapore Telecommunications Ltd.	424,512	1,501,923
United Overseas Bank Ltd.	71,959	1,959,840
		$15,828,647
South Korea — 4.6%
Doosan Enerbility Co. Ltd.(3)	27,906	$1,459,597
Hana Financial Group, Inc.	15,371	1,002,905
HD Hyundai Electric Co. Ltd.	1,486	798,054
HMM Co. Ltd.	17,532	249,348
Hyundai Mobis Co. Ltd.	3,242	841,238
Hyundai Motor Co.	10,032	2,071,687
Industrial Bank of Korea	13,893	201,942
Kakao Corp.	15,042	627,271
KakaoBank Corp.	9,271	138,984
KB Financial Group, Inc.	19,974	1,719,455
Kia Corp.	12,290	1,041,866
Krafton, Inc.(3)	1,857	316,410
KT Corp.	7,272	265,320
LG Chem Ltd.	2,937	679,367
LG Electronics, Inc.	6,427	410,095
LG Energy Solution Ltd.(3)	3,029	774,622
Meritz Financial Group, Inc.	4,021	315,110
Mirae Asset Securities Co. Ltd.	17,118	277,681
NAVER Corp.	7,459	1,253,869

Calvert
International Responsible Index Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
South Korea (continued)
POSCO Holdings, Inc.	10,889	$ 2,308,444
Samsung Biologics Co. Ltd.(2)(3)	652	765,568
Samsung C&T Corp.	4,647	771,835
Samsung Electro-Mechanics Co. Ltd.	3,347	592,345
Samsung Electronics Co. Ltd.	268,816	22,530,783
Samsung Episholdings Co. Ltd.(3)	422	217,657
Samsung Fire & Marine Insurance Co. Ltd.	1,619	557,792
Samsung Heavy Industries Co. Ltd.(3)	44,136	738,054
Samsung Life Insurance Co. Ltd.	6,325	691,418
Samsung SDS Co. Ltd.	2,354	280,136
Shinhan Financial Group Co. Ltd.	23,434	1,247,854
SK Hynix, Inc.	29,524	13,370,765
SK Innovation Co. Ltd.	9,951	698,428
SK Square Co. Ltd.(3)	4,805	1,223,632
SK Telecom Co. Ltd.	5,827	216,348
Woori Financial Group, Inc.	33,919	658,347
		$61,314,227
Spain — 2.9%
Acciona SA	1,468	$319,494
Aena SME SA(2)	36,377	1,016,405
Amadeus IT Group SA	19,987	1,479,258
Banco Bilbao Vizcaya Argentaria SA	270,463	6,344,304
Banco de Sabadell SA	231,646	912,882
Banco Santander SA	691,702	8,141,670
Bankinter SA	26,046	431,717
CaixaBank SA	170,307	2,082,194
Cellnex Telecom SA(2)(3)	24,506	789,134
EDP Renovaveis SA(1)	12,576	177,602
Endesa SA	14,214	511,429
Grifols SA(1)	23,405	292,555
Iberdrola SA	332,576	7,201,398
Indra Sistemas SA(1)	4,465	253,814
Industria de Diseno Textil SA	51,586	3,402,853
International Consolidated Airlines Group SA	184,415	1,022,656
Mapfre SA	32,519	163,187
Merlin Properties Socimi SA	23,269	338,762
Redeia Corp. SA	23,794	424,170
Repsol SA(1)	158,892	2,964,672
Telefonica SA(1)	178,086	731,034
Unicaja Banco SA(2)	60,000	195,240
		$39,196,430
Sweden — 3.1%
AAK AB	12,128	$345,864
AddTech AB, Class B	15,456	544,339
Alfa Laval AB	16,819	843,327
Assa Abloy AB, Class B	57,833	2,234,137
Atlas Copco AB, Class A	231,026	4,112,856
Axfood AB	5,804	182,758
Beijer Ref AB	23,956	384,442
Security	Shares	Value
Sweden (continued)
Boliden AB(3)	40,758	$ 2,257,841
Castellum AB	19,997	230,411
Epiroc AB, Class A	58,344	1,315,183
EQT AB	25,926	1,012,826
Essity AB, Class B	31,088	893,822
H & M Hennes & Mauritz AB, Class B(1)	19,783	396,528
Hexagon AB, Class B	104,662	1,232,782
Holmen AB, Class B(1)	6,436	246,875
Industrivarden AB, Class A	12,183	545,778
Indutrade AB	14,507	376,033
Investment AB Latour, Class B(1)	9,861	239,571
Investor AB, Class B	115,288	4,108,354
L E Lundbergforetagen AB, Class B	4,524	249,776
Lifco AB, Class B	12,322	466,988
Nibe Industrier AB, Class B(1)	107,459	410,749
Saab AB, Class B	17,658	1,024,521
Sagax AB, Class B	10,955	234,305
Sandvik AB	60,916	1,967,653
Skandinaviska Enskilda Banken AB, Class A	74,074	1,561,753
SKF AB, Class B	17,886	473,421
Spotify Technology SA(3)	7,795	4,526,634
SSAB AB, Class A	116,016	878,751
Svenska Cellulosa AB SCA, Class B	37,124	492,332
Svenska Handelsbanken AB, Class A	73,012	1,057,764
Sweco AB, Class B	8,161	133,142
Swedbank AB, Class A	47,681	1,654,293
Swedish Orphan Biovitrum AB(3)	11,878	426,267
Tele2 AB, Class B	26,729	447,887
Telia Co. AB	114,144	487,848
Trelleborg AB, Class B	12,703	536,975
Volvo AB, Class B	104,038	3,310,970
		$41,845,756
Switzerland — 8.6%
ABB Ltd.	92,009	$6,782,673
Accelleron Industries AG	6,342	489,136
Alcon AG	26,477	2,095,073
Amrize Ltd.(3)	60,256	3,270,765
Avolta AG	4,955	292,245
Banque Cantonale Vaudoise(1)	1,552	196,204
Barry Callebaut AG(1)	180	294,284
Belimo Holding AG	579	565,720
BKW AG	797	169,052
Chocoladefabriken Lindt & Spruengli AG PC	118	1,724,201
Cie Financiere Richemont SA, Class A	25,855	5,575,654
Coca-Cola HBC AG	11,049	571,604
DSM-Firmenich AG	13,933	1,123,973
Emmi AG	100	92,566
Flughafen Zurich AG	1,193	377,661
Galderma Group AG	7,953	1,619,491
Garmin Ltd.	8,592	1,742,887

Calvert
International Responsible Index Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Switzerland (continued)
Geberit AG	3,958	$ 3,073,871
Georg Fischer AG	5,014	335,901
Givaudan SA	529	2,092,855
Helvetia Baloise Holding AG	4,020	1,057,313
Holcim AG	44,346	4,317,096
Julius Baer Group Ltd.	10,314	805,841
Kuehne & Nagel International AG	2,477	531,205
Logitech International SA	6,325	642,101
Lonza Group AG	3,709	2,500,681
Nestle SA	141,671	14,062,139
Novartis AG	100,047	13,786,065
On Holding AG, Class A(3)	10,180	473,166
Partners Group Holding AG	1,056	1,295,691
PSP Swiss Property AG	2,619	473,873
Roche Holding AG	39,154	16,169,433
Schindler Holding AG PC	3,542	1,253,307
SFS Group AG	841	114,412
SGS SA	9,379	1,072,470
SIG Group AG	13,847	197,512
Sika AG	8,681	1,762,464
Sonova Holding AG	2,601	672,792
Straumann Holding AG	5,269	615,440
Sulzer AG	1,235	228,016
Swatch Group AG(1)	1,863	391,707
Swiss Life Holding AG	1,304	1,502,004
Swiss Prime Site AG	4,262	661,751
Swiss Re AG	13,558	2,258,622
Swisscom AG	1,174	852,743
Temenos AG	2,236	222,374
UBS Group AG	153,083	7,068,542
VAT Group AG(2)	1,514	726,871
VZ Holding AG	706	132,492
Zurich Insurance Group AG	7,290	5,516,359
		$113,850,298
Taiwan — 6.7%
Accton Technology Corp.	26,000	$981,161
Advantech Co. Ltd.	27,246	249,115
Alchip Technologies Ltd.	4,000	446,502
ASE Technology Holding Co. Ltd.	160,904	1,268,715
Asia Vital Components Co. Ltd.	17,000	815,909
Cathay Financial Holding Co. Ltd.	477,973	1,152,959
Chailease Holding Co. Ltd.	98,097	328,822
Chang Hwa Commercial Bank Ltd.	236,531	153,810
Chunghwa Telecom Co. Ltd.	196,055	814,903
CTBC Financial Holding Co. Ltd.	781,000	1,247,874
Delta Electronics, Inc.	109,319	3,334,660
E Ink Holdings, Inc.	45,000	282,732
E.Sun Financial Holding Co. Ltd.	749,893	805,390
Elite Material Co. Ltd.	19,000	995,446
EVA Airways Corp.	100,000	116,283
Security	Shares	Value
Taiwan (continued)
Evergreen Marine Corp. Taiwan Ltd.	66,200	$ 399,348
Far EasTone Telecommunications Co. Ltd.	72,073	202,387
First Financial Holding Co. Ltd.	603,821	564,617
Fubon Financial Holding Co. Ltd.	468,412	1,433,644
Hotai Motor Co. Ltd.	15,320	267,683
Hua Nan Financial Holdings Co. Ltd.	529,367	522,383
Jentech Precision Industrial Co. Ltd.	5,000	435,972
King Slide Works Co. Ltd.	4,000	477,638
Lite-On Technology Corp.	102,000	530,637
MediaTek, Inc.	78,883	3,581,698
Mega Financial Holding Co. Ltd.	633,468	806,675
Novatek Microelectronics Corp.	34,000	404,245
President Chain Store Corp.	29,828	210,013
Quanta Computer, Inc.	144,398	1,247,149
Realtek Semiconductor Corp.	26,000	403,693
SinoPac Financial Holdings Co. Ltd.	764,536	695,565
Taiwan Cooperative Financial Holding Co. Ltd.	584,010	451,591
Taiwan Mobile Co. Ltd.	90,748	313,100
Taiwan Semiconductor Manufacturing Co. Ltd.	1,161,240	57,083,372
TCC Group Holdings Co. Ltd.	1,070,000	789,130
TS Financial Holding Co. Ltd.	1,134,059	736,229
Uni-President Enterprises Corp.	310,000	760,103
United Microelectronics Corp.	574,000	896,350
Wan Hai Lines Ltd.	68,270	170,640
Wiwynn Corp.	6,000	854,799
Yageo Corp.	92,364	677,034
Yang Ming Marine Transport Corp.	122,000	215,721
Yuanta Financial Holding Co. Ltd.	509,759	636,974
		$88,762,671
United Kingdom — 11.4%
3i Group PLC	51,052	$2,238,570
Admiral Group PLC	14,163	605,863
Anglo American PLC	103,690	4,288,878
Antofagasta PLC	45,748	2,009,505
ARM Holdings PLC ADR(3)	62,126	6,790,993
Ashtead Group PLC	26,710	1,821,067
Associated British Foods PLC	17,051	487,033
AstraZeneca PLC	81,848	15,146,732
Auto Trader Group PLC(2)	50,608	399,265
Aviva PLC	171,174	1,573,931
Babcock International Group PLC	16,194	269,870
BAE Systems PLC	198,525	4,569,065
Barclays PLC	763,800	4,889,182
Barratt Redrow PLC	73,517	377,671
Beazley PLC	35,193	393,549
Berkeley Group Holdings PLC	6,145	323,419
BT Group PLC	303,849	752,768
Bunzl PLC	17,836	498,052
Centrica PLC	244,192	556,772
Coca-Cola Europacific Partners PLC	14,812	1,343,448

Calvert
International Responsible Index Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
United Kingdom (continued)
Compass Group PLC	113,887	$ 3,608,517
Convatec Group PLC(2)	109,730	358,259
Croda International PLC	10,017	363,395
Diageo PLC	141,123	3,040,907
Diploma PLC	7,669	545,635
easyJet PLC	18,664	128,034
Games Workshop Group PLC	1,878	477,772
GSK PLC	241,567	5,922,550
Haleon PLC	468,584	2,367,934
Halma PLC	22,894	1,086,661
Hikma Pharmaceuticals PLC	7,057	147,117
Hiscox Ltd.	16,611	317,617
Howden Joinery Group PLC	34,711	388,469
HSBC Holdings PLC	877,164	13,802,993
ICG PLC	17,068	470,671
IMI PLC	15,583	519,800
Informa PLC	76,271	904,973
InterContinental Hotels Group PLC	8,802	1,236,934
Intertek Group PLC	10,033	622,213
Investec PLC	30,875	229,182
J Sainsbury PLC	103,852	454,998
JD Sports Fashion PLC	156,919	177,866
JET2 PLC	9,623	181,469
Kingfisher PLC	100,207	421,827
Land Securities Group PLC	43,388	362,792
Legal & General Group PLC	321,912	1,133,000
Lloyds Banking Group PLC	3,234,697	4,278,580
London Stock Exchange Group PLC	24,020	2,889,331
LondonMetric Property PLC	117,286	299,015
M&G PLC	133,855	515,316
Marks & Spencer Group PLC	108,489	482,780
Melrose Industries PLC	70,562	556,518
Mondi PLC	31,394	383,013
National Grid PLC	289,462	4,439,907
NatWest Group PLC	433,443	3,802,283
Next PLC	5,900	1,086,191
Pearson PLC	37,103	524,600
Persimmon PLC	18,827	344,134
Phoenix Group Holdings PLC	44,111	436,692
Prudential PLC	131,460	2,022,259
Reckitt Benckiser Group PLC	35,535	2,875,469
RELX PLC	111,105	4,476,067
Rentokil Initial PLC	144,845	864,216
Rightmove PLC	39,283	274,459
Rolls-Royce Holdings PLC	538,805	8,333,005
Sage Group PLC	57,305	833,471
Schroders PLC	52,561	287,323
Segro PLC	71,039	688,235
Severn Trent PLC	13,967	524,476
Smith & Nephew PLC	47,550	790,801
Smiths Group PLC	22,111	699,376
Security	Shares	Value
United Kingdom (continued)
Spirax Group PLC	5,247	$ 479,560
SSE PLC	71,100	2,084,504
St. James's Place PLC	29,384	545,790
Standard Chartered PLC	104,661	2,553,774
Taylor Wimpey PLC	220,021	318,372
Tesco PLC	407,145	2,421,222
Unilever PLC	119,831	7,829,423
UNITE Group PLC	22,917	172,538
United Utilities Group PLC	39,725	638,239
Vodafone Group PLC	1,009,312	1,345,421
Weir Group PLC	16,689	637,904
Whitbread PLC	12,312	421,996
Wise PLC, Class A(3)	32,153	385,194
WPP PLC	61,718	277,252
		$151,425,924
United States — 0.0%†
Galaxy Digital, Inc., Class A(3)	9,074	$203,158
		$203,158
Total Common Stocks (identified cost $857,277,703)		$1,320,343,174

Warrants — 0.0%

Security	Shares	Value
Canada — 0.0%
Constellation Software, Inc., Exp. 3/31/40(3)	1,141	$ 0
Total Warrants (identified cost $0)		$ 0

Short-Term Investments — 1.2%
Affiliated Fund — 0.7%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.69%(6)	8,996,831	$ 8,996,831
Total Affiliated Fund (identified cost $8,996,831)		$ 8,996,831

Calvert
International Responsible Index Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

Securities Lending Collateral — 0.5%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 3.83%(7)	6,944,099	$ 6,944,099
Total Securities Lending Collateral (identified cost $6,944,099)		$ 6,944,099
Total Short-Term Investments (identified cost $15,940,930)		$ 15,940,930

Total Investments — 100.3% (identified cost $873,218,633)	$1,336,284,104
Other Assets, Less Liabilities — (0.3)%	$ (4,305,703)
Net Assets — 100.0%	$1,331,978,401

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
The country classifications used for financial reporting purposes may differ from the classifications determined by Calvert Research and Management (CRM).
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	All or a portion of this security was on loan at December 31, 2025. The aggregate market value of securities on loan at December 31, 2025 was $36,512,061 and the total market value of the collateral received by the Fund was $39,157,664, comprised of cash of $6,944,099 and U.S. government and/or agencies securities of $32,213,565.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2025, the aggregate value of these securities is $14,363,333 or 1.1% of the Fund's net assets.
(3)	Non-income producing security.
(4)	Represents an investment in an issuer that may be deemed to be an affiliate.
(5)	Securities are traded on separate exchanges for the same entity.
(6)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2025.
(7)	Represents investment of cash collateral received in connection with securities lending.
At December 31, 2025, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Financials	25.7%
Information Technology	17.5
Industrials	16.6
Health Care	8.9
Consumer Discretionary	8.3
Materials	6.5
Consumer Staples	6.1
Communication Services	4.0
Utilities	3.1
Real Estate	1.6
Energy	0.8
Total	99.1%

Abbreviations:
ADR	– American Depositary Receipt
CDI	– CHESS Depositary Interest
PC	– Participation Certificate
PFC Shares	– Preference Shares

The Fund did not have any open derivative instruments at December 31, 2025.

Calvert
International Responsible Index Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

Affiliated Investments
At December 31, 2025, the value of the Fund's investment in issuers and funds that may be deemed to be affiliated was $19,285,364, which represents 1.4% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended December 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Common Stocks
Mitsubishi UFJ Financial Group, Inc.	$10,584,711	$ 136,243	$ (265,725)	$(3,675)	$(163,021)	$10,288,533	$ 56	648,257
Short-Term Investments
Liquidity Fund, Institutional Class(1)	3,977,542	26,256,019	(21,236,730)	—	—	8,996,831	21,624	8,996,831
Total				$(3,675)	$(163,021)	$19,285,364	$21,680

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2025, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$ —	$65,588,036	$ —	$65,588,036
Austria	—	4,106,632	—	4,106,632
Belgium	—	9,333,579	—	9,333,579
Canada	141,492,790	—	—	141,492,790
Denmark	—	19,543,739	—	19,543,739
Finland	263,579	12,964,641	—	13,228,220
France	—	102,836,841	—	102,836,841
Germany	1,068,177	95,598,243	—	96,666,420
Hong Kong	—	19,058,868	—	19,058,868
Ireland	661,641	9,631,180	—	10,292,821
Israel	5,527,960	4,046,807	—	9,574,767
Italy	—	33,881,694	—	33,881,694
Japan	—	210,501,479	—	210,501,479
Netherlands	5,744,958	54,906,698	—	60,651,656
New Zealand	—	1,699,146	—	1,699,146
Norway	—	7,609,879	—	7,609,879
Portugal	—	1,849,496	—	1,849,496
Singapore	682,742	15,145,905	—	15,828,647
South Korea	217,657	61,096,570	—	61,314,227
Spain	—	39,196,430	—	39,196,430

Calvert
International Responsible Index Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Sweden	$4,526,634	$37,319,122	$ —	$41,845,756
Switzerland	2,216,053	111,634,245	—	113,850,298
Taiwan	—	88,762,671	—	88,762,671
United Kingdom	8,134,441	143,291,483	—	151,425,924
United States	203,158	—	—	203,158
Total Common Stocks	$170,739,790	$1,149,603,384(1)	$ —	$1,320,343,174
Warrants	$ —	$0	$ —	$0
Short-Term Investments:
Affiliated Fund	8,996,831	—	—	8,996,831
Securities Lending Collateral	6,944,099	—	—	6,944,099
Total Investments	$186,680,720	$1,149,603,384	$ —	$1,336,284,104

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.